Property, plant and equipment - Schedule of movement in the carrying amount of property, plant and equipment (Details) - Electronic And Office Equipment [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Opening carrying amount	¥ 4,378	¥ 2,600
Arising from business combination		186
Additions	112	2,778
Depreciation charge	(1,579)	(1,186)
Property, plant and equipment	2,601	4,378
Year ended December 31, 2024
Disposals	(14)
Disposal of subsidiaries	(296)
Cost [Member]
Property, plant and equipment
Opening carrying amount	6,199
Property, plant and equipment	5,831	6,199
Accumulated depreciation [Member]
Property, plant and equipment
Opening carrying amount	(1,821)
Property, plant and equipment	¥ (3,230)	¥ (1,821)